UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 28, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-130192-09


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141364, 33-1141366, 33-1141367
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   August 03, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2 relating to the July 25, 2006 distribution.


                                     EX-99.1
             JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  July 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                   Pei Y Huang
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4495 / Fax: (212) 623-5930
                       Email: pei.yan.huang@jpmorgan.com

                 JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  July 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                    ENDING
              FACE           PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
  A1     324,255,000.00     324,255,000.00    7,775,566.47   1,331,625.30      9,107,191.77     0.00         0.00     316,479,433.53
  A2     339,214,000.00     339,214,000.00   17,666,867.71   1,371,432.87     19,038,300.58     0.00         0.00     321,547,132.29
  A3     123,372,000.00     123,372,000.00            0.00     502,490.76        502,490.76     0.00         0.00     123,372,000.00
  A4     120,305,000.00     120,305,000.00            0.00     495,412.68        495,412.68     0.00         0.00     120,305,000.00
  A5      95,001,000.00      95,001,000.00            0.00     398,336.58        398,336.58     0.00         0.00      95,001,000.00
  M1      45,262,000.00      45,262,000.00            0.00     190,800.72        190,800.72     0.00         0.00      45,262,000.00
  M2      40,800,000.00      40,800,000.00            0.00     172,297.28        172,297.28     0.00         0.00      40,800,000.00
  M3      24,225,000.00      24,225,000.00            0.00     102,664.88        102,664.88     0.00         0.00      24,225,000.00
  M4      21,037,000.00      21,037,000.00            0.00      89,785.34         89,785.34     0.00         0.00      21,037,000.00
  M5      21,675,000.00      21,675,000.00            0.00      93,321.12         93,321.12     0.00         0.00      21,675,000.00
  M6      19,125,000.00      19,125,000.00            0.00      83,059.35         83,059.35     0.00         0.00      19,125,000.00
  M7      18,487,000.00      18,487,000.00            0.00      86,527.90         86,527.90     0.00         0.00      18,487,000.00
  M8      16,575,000.00      16,575,000.00            0.00      80,065.08         80,065.08     0.00         0.00      16,575,000.00
  M9      12,112,000.00      12,112,000.00            0.00      66,228.08         66,228.08     0.00         0.00      12,112,000.00
 M10      10,837,000.00      10,837,000.00            0.00      59,662.81         59,662.81     0.00         0.00      10,837,000.00
 M11      12,751,000.00      12,751,000.00            0.00      70,200.28         70,200.28     0.00         0.00      12,751,000.00
  P              100.00             100.00            0.00     254,218.95        254,218.95     0.00         0.00             100.00
  R                0.00               0.00            0.00           0.00              0.00     0.00         0.00               0.00
TOTALS 1,245,033,100.00   1,245,033,100.00   25,442,434.18   5,448,129.98     30,890,564.16     0.00         0.00   1,219,590,665.82
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
  C    1,274,996,689.00   1,274,996,689.00            0.00   2,983,394.87      2,983,394.87     0.00         0.00   1,249,554,254.84
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46628TAA9    1,000.00000000      23.97978896         4.10672249          28.08651145    976.02021104        5.475630%
A2       46628TAB7    1,000.00000000      52.08177643         4.04297249          56.12474892    947.91822357        5.390630%
A3       46628TAC5    1,000.00000000       0.00000000         4.07297247           4.07297247  1,000.00000000        5.430630%
A4       46628TAD3    1,000.00000000       0.00000000         4.11797249           4.11797249  1,000.00000000        5.490630%
A5       46628TAE1    1,000.00000000       0.00000000         4.19297250           4.19297250  1,000.00000000        5.590630%
M1       46628TAF8    1,000.00000000       0.00000000         4.21547258           4.21547258  1,000.00000000        5.620630%
M2       46628TAG6    1,000.00000000       0.00000000         4.22297255           4.22297255  1,000.00000000        5.630630%
M3       46628TAH4    1,000.00000000       0.00000000         4.23797234           4.23797234  1,000.00000000        5.650630%
M4       46628TAJ0    1,000.00000000       0.00000000         4.26797262           4.26797262  1,000.00000000        5.690630%
M5       46628TAK7    1,000.00000000       0.00000000         4.30547266           4.30547266  1,000.00000000        5.740630%
M6       46628TAL5    1,000.00000000       0.00000000         4.34297255           4.34297255  1,000.00000000        5.790630%
M7       46628TAM3    1,000.00000000       0.00000000         4.68047277           4.68047277  1,000.00000000        6.240630%
M8       46628TAN1    1,000.00000000       0.00000000         4.83047240           4.83047240  1,000.00000000        6.440630%
M9       46628TAP6    1,000.00000000       0.00000000         5.46797226           5.46797226  1,000.00000000        7.290630%
M10      46628TAQ4    1,000.00000000       0.00000000         5.50547292           5.50547292  1,000.00000000        7.340630%
M11      46628TAR2    1,000.00000000       0.00000000         5.50547251           5.50547251  1,000.00000000        7.340630%
P        46628TAT8    1,000.00000000       0.00000000 2,542,189.50000000   2,542,189.50000000  1,000.00000000        0.000000%
TOTALS                1,000.00000000      20.43514681         4.37589168          24.81103849    979.56485319
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628TAS0    1,000.00000000       0.00000000         2.33992362           2.33992362    980.04509786        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Dates:
Record Date                                                                                 07/24/06
Determination Date                                                                          07/17/06
Distribution Date                                                                           07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                      486,897.45
Group 1                                                                                   183,421.12
Group 2                                                                                   303,476.33

Principal Prepayments (Total)                                                          24,812,676.17
Group 1                                                                                 7,545,872.46
Group 2                                                                                17,266,803.71

Curtailments (Total)                                                                       53,388.08
Group 1                                                                                    16,966.06
Group 2                                                                                    36,422.02

Curtailment Interest Adjustments (Total)                                                   89,472.48
Group 1                                                                                    29,306.83
Group 2                                                                                    60,165.65

Repurchase Principal (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Substitution Amounts (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Net Liquidation Proceeds (Total)                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00
Other Principal Adjustments (Total)                                                             0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Non Recoverable Principal Advances (Total)                                                      0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Interest Funds:

Gross Interest                                                                          8,785,254.85
Group 1                                                                                 2,797,247.84
Group 2                                                                                 5,988,007.01

Servicing Fees                                                                            531,248.58
Group 1                                                                                   171,891.11
Group 2                                                                                   359,357.47

Trustee Fees                                                                                4,249.92
Group 1                                                                                     1,375.10
Group 2                                                                                     2,874.82

Custodian Fee                                                                               2,124.99
Group 1                                                                                       687.56
Group 2                                                                                     1,437.43

Trust Oversight Manager Fees                                                               15,937.46
Group 1                                                                                     5,156.73
Group 2                                                                                    10,780.72

Non Recoverable Interest Advances (Total)                                                       0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 30
Group 1                                                                                           10
Group 2                                                                                           20

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected      7,726,509.54
Group 1                                                                                 2,059,001.82
Group 2                                                                                 5,667,507.72

Amount of Prepayment Penalties Collected                                                  254,218.95
Group 1                                                                                    64,903.38
Group 2                                                                                   189,315.57

Available Remitance Amount                                                             33,674,128.08

Principal Remittance Amount (Total)                                                    25,442,434.18
Group 1                                                                                 7,775,566.47
Group 2                                                                                17,666,867.71

Interest Remittance Amount (Total)                                                      8,231,693.90
Group 1                                                                                 2,618,137.33
Group 2                                                                                 5,613,556.57

Pool Detail:
Beginning Number of Loans Outstanding                                                          6,510
Group 1                                                                                        2,378
Group 2                                                                                        4,132

Ending Number of Loans Outstanding                                                             6,409
Group 1                                                                                        2,343
Group 2                                                                                        4,066

Beginning Aggregate Loan Balance                                                    1,274,996,688.61
Group 1                                                                               412,538,728.42
Group 2                                                                               862,457,960.21

Ending Aggregate Loan Balance                                                       1,249,554,254.45
Group 1                                                                               404,763,161.95
Group 2                                                                               844,791,092.50

Current Advances                                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Aggregate Advances                                                                              0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Weighted Average Remaning Term To Maturity                                                    335.89
Group 1                                                                                       344.00
Group 2                                                                                       332.00

Weighted Average Net Mortgage Rate                                                          7.69631%
Group 1                                                                                     7.56733%
Group 2                                                                                     7.75800%

   Delinquent Mortgage Loans
            Group 1
            Category            Number       Principal Balance     Percentage
            1 Month                 51            7,519,712.68          1.86%
            2 Month                 13            2,259,210.66          0.56%
            3 Month                  2               95,708.72          0.02%
             Total                  66            9,874,632.06          2.44%
   Delinquent Mortgage Loans
            Group 2
            Category            Number       Principal Balance     Percentage
            1 Month                136           32,179,066.10          3.81%
            2 Month                 26            7,165,717.20          0.85%
            3 Month                  0                    0.00          0.00%
             Total                 162           39,344,783.30          4.66%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

     Bankruptcies
     Group Number         Number of Loans   Principal Balance       Percentage
             1                          1           96,817.26            0.02%
             2                          1          267,272.02            0.03%
        Total                           2          364,089.28            0.03%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                         1
Principal Balance of Bankruptcy Loans that are Current                                      96,817.26
Number of Bankruptcy Loans that are 1 Month Delinquent                                              0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                               0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                              0.00
Total Number of Bankruptcy Loans                                                                    1
Total Principal Balance of Bankruptcy Loans                                                 96,817.26

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                         1
Principal Balance of Bankruptcy Loans that are Current                                     267,272.02
Number of Bankruptcy Loans that are 1 Month Delinquent                                              0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                               0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                              0.00
Total Number of Bankruptcy Loans                                                                    1
Total Principal Balance of Bankruptcy Loans                                                267,272.02


   Foreclosures
   Group Number      Number of Loans    Principal Balance      Percentage
            1               1                   419,085.25               0.10%
            2               2                   418,379.43               0.05%
       Total                3                   837,464.68               0.07%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                         0
Principal Balance of Foreclosure Loans that are Current                                           0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                              0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                             0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                               0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                            1
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                        419,085.25
Total Number of Foreclosure Loans                                                                    1
Total Principal Balance of Foreclosure Loans                                                419,085.25

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                         0
Principal Balance of Foreclosure Loans that are Current                                           0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                              0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                             0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                               0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                            2
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                        418,379.43
Total Number of Foreclosure Loans                                                                    2
Total Principal Balance of Foreclosure Loans                                                418,379.43


    REO Properties
     Group Number       Number of Loans   Principal Balance     Percentage
              1                0                         0.00          0.00%
              2                0                         0.00          0.00%
         Total                 0                         0.00          0.00%



Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number   Loan Number     REO Date   Schedule Principal Balance
                                                                          0.00
              Total                                                       0.00

Principal Payoffs by Group occured in this Distribution
     Group Number      Number of Loans        Principal Balance      Percentage
              1                      0             7,545,872.46           1.86%
              2                      0            17,266,803.71           2.04%
         Total                       0            24,812,676.17           1.99%

Realized Loss Group Report
       Group Number   Current Loss   Cumulative Loss    Ending Balance     Balance of Liquidated Loans    Net Liquidation Proceeds
             1                0.00              0.00    404,763,161.95                            0.00                        0.00
             2                0.00              0.00    844,791,092.50                            0.00                        0.00
           TOTAL              0.00              0.00  1,249,554,254.45                            0.00                        0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                               0.00
Group 1                                                                                      0.00
Group 2                                                                                      0.00

Cumulative Realized Losses - Reduced by Recoveries                                           0.00
Group 1                                                                                      0.00
Group 2                                                                                      0.00

Current Applied Losses                                                                       0.00
Cumulative Applied Losses                                                                    0.00
Trigger Event                                                                                  NO
TEST I - Trigger Event Occurrence                                                              NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                   0.82894%
37.09% of of Senior Enhancement Percetage                                                8.09885%
OR
TEST II - Trigger Event Occurrence                                                             NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                     0.00000%
Required Cumulative Loss %                                                               0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                               29,962,422.18
Ending Overcollateralization Amount                                                 29,963,588.63
Ending Overcollateralization Deficiency                                                      0.00
Overcollateralization Release Amount                                                         0.00
Monthly Excess Interest                                                              2,983,394.87
Payment to Class C                                                                   2,983,394.87
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                             0.00
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Interest Carryforward Amount Paid This Period                                                0.00
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00
Swap Account:
Net Swap Payment Due                                                                    54,387.99
Net Swap Payment Paid                                                                   54,387.99
Net Swap Receipt Due                                                                         0.00

Beginning Balance                                                                        1,000.00
Additions to the Swap Account                                                           54,387.99
Withdrawals from the Swap Account                                                       54,387.99
Ending Balance                                                                           1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                        1,000.00
Additions to the Basis Risk Reserve Fund                                                     0.00
Divident Earnings on the Basis Risk Reserve Fund                                             0.00
Withdrawals from the Basis Risk Reserve Fund                                                 0.00
Ending Balance                                                                           1,000.00
Interest Accrual Period
Start Date                                                                          June 28, 2006
End Date                                                                            July 25, 2006
Number of Days in Accrual Period                                                               27

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Remaining Interest Carryover Amount
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class M-1                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                0.00

Prepayment Interest Shortfall Allocated to Class A-1                                         0.00
Prepayment Interest Shortfall Allocated to Class A-2                                         0.00
Prepayment Interest Shortfall Allocated to Class A-3                                         0.00
Prepayment Interest Shortfall Allocated to Class A-4                                         0.00
Prepayment Interest Shortfall Allocated to Class A-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-1                                         0.00
Prepayment Interest Shortfall Allocated to Class M-2                                         0.00
Prepayment Interest Shortfall Allocated to Class M-3                                         0.00
Prepayment Interest Shortfall Allocated to Class M-4                                         0.00
Prepayment Interest Shortfall Allocated to Class M-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-6                                         0.00
Prepayment Interest Shortfall Allocated to Class M-7                                         0.00
Prepayment Interest Shortfall Allocated to Class M-8                                         0.00
Prepayment Interest Shortfall Allocated to Class M-9                                         0.00
Prepayment Interest Shortfall Allocated to Class M-10                                        0.00
Prepayment Interest Shortfall Allocated to Class M-11                                        0.00
Prepayment Interest Shortfall Allocated to Class C                                           0.00

Total Relief Act Interest Shortfall occured this distribution                                0.00

Relief Act Interest Shortfall Allocated to Class A-1                                         0.00
Relief Act Interest Shortfall Allocated to Class A-2                                         0.00
Relief Act Interest Shortfall Allocated to Class A-3                                         0.00
Relief Act Interest Shortfall Allocated to Class A-4                                         0.00
Relief Act Interest Shortfall Allocated to Class A-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-1                                         0.00
Relief Act Interest Shortfall Allocated to Class M-2                                         0.00
Relief Act Interest Shortfall Allocated to Class M-3                                         0.00
Relief Act Interest Shortfall Allocated to Class M-4                                         0.00
Relief Act Interest Shortfall Allocated to Class M-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-6                                         0.00
Relief Act Interest Shortfall Allocated to Class M-7                                         0.00
Relief Act Interest Shortfall Allocated to Class M-8                                         0.00
Relief Act Interest Shortfall Allocated to Class M-9                                         0.00
Relief Act Interest Shortfall Allocated to Class M-10                                        0.00
Relief Act Interest Shortfall Allocated to Class M-11                                        0.00
Relief Act Interest Shortfall Allocated to Class C                                           0.00

Available Net Funds Cap to Libor Certificates                                            8.551453

One-Month LIBOR for Such Distribution Date                                               5.340630

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                5.475630
Class A-2                                                                                5.390630
Class A-3                                                                                5.430630
Class A-4                                                                                5.490630
Class A-5                                                                                5.590630
Class M-1                                                                                5.620630
Class M-2                                                                                5.630630
Class M-3                                                                                5.650630
Class M-4                                                                                5.690630
Class M-5                                                                                5.740630
Class M-6                                                                                5.790630
Class M-7                                                                                6.240630
Class M-8                                                                                6.440630
Class M-9                                                                                7.290630
Class M-10                                                                               7.340630
Class M-11                                                                               7.340630
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Deferred Amount Paid This Period                                                             0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00
Deferred Amount Occured This Period                                                          0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Remaining Deferred Amount
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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